U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

October 15, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:    FMI Funds, Inc. (the “Company”)
Securities Act Registration No: 333-12745
Investment Company Act Registration No: 811-07831

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of FMI Funds, Inc., is Post-Effective Amendment No. 41 and Amendment No. 43 to the Company’s Registration Statement on Form N-1A.

Please direct any inquiries regarding this filing to me at (414) 765-6316. Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
for U.S. Bank Global Fund Services